Capital and financing structure (Tables)	12 Months Ended
Dec. 31, 2025
Capital and financing structure [Abstract]
Disclosure equity attributable to shareholders [Table Text Block]

EQUITY ATTRIBUTED TO SHAREHOLDERS	(Million euro)
Closing balance at 12.31.2024	6,075
Net profit/(loss)	888
Income and expense recognized directly in equity	(509)
Amounts transferred to the income statement	93
Cash dividend and treasury share purchases	(657)
Share-based remuneration scheme	15
Other	3
Closing balance at 12.31.2025	5,908

Disclosure of borrowings of infrastructure projects [Table Text Block]

BORROWINGS OF INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2024	8,400
Net drawdowns	214
Exchange rate effects	(904)
Changes in scope of consolidation	(93)
Closing balance at 12.31.2025	7,617

BORROWINGS OF EX INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2024	2,886
Net drawdowns	(65)
Exchange rate effects	(5)
Changes in scope of consolidation	(7)
Closing balance at 12.31.2025	2,810